NOTES PAYABLE - RELATED PARTY (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 06, 2021	Jul. 15, 2021	Jul. 07, 2021	Apr. 09, 2021	Apr. 02, 2021	Jul. 27, 2021	Jul. 26, 2021	Apr. 16, 2021	Jan. 16, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 05, 2020	Apr. 13, 2020
Short-term Debt [Line Items]
Notes payable - related party														$ 0	$ 0
Interest expense										$ 16,635	$ 0	$ 27,648	$ 2,455
Notes payable - related party										300,000		300,000		0
Accrued interest														0	11,244
Notes Payables Related Party [Member]
Short-term Debt [Line Items]
Accrued interest										$ 27,648		$ 27,648		0
Promissory Note [Member]
Short-term Debt [Line Items]
Debt term				1 year	1 year			1 year
Interest rate				18.00%	18.00%			18.00%
Debt Instrument, Face Amount				$ 50,000	$ 200,000			$ 25,000
Promissory Note [Member] | Ronald J Lo Ricco [Member]
Short-term Debt [Line Items]
Interest rate	10.00%		10.00%
Debt Instrument, Face Amount	$ 100,000		$ 50,000
Maturity date	Aug. 24, 2021		Jul. 23, 2021
Promissory Note [Member] | Michael V Barbera [Member]
Short-term Debt [Line Items]
Interest rate			10.00%
Debt Instrument, Face Amount			$ 50,000
Maturity date			Jul. 23, 2021
Promissory Note [Member] | David Anderson [Member]
Short-term Debt [Line Items]
Interest rate		10.00%					10.00%
Debt Instrument, Face Amount		$ 20,000					$ 30,500
Maturity date		Jul. 23, 2021					Aug. 02, 2021
Promissory Note [Member] | Simon Kay [Member]
Short-term Debt [Line Items]
Interest rate						10.00%
Debt Instrument, Face Amount						$ 10,000
Maturity date						Aug. 03, 2021
Michael V Barbera [Member]
Short-term Debt [Line Items]
Demand notes									$ 50,000
Debt term									6 months
Interest rate									10.00%
Discount rate																20.00%
Michael V Barbera [Member] | Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Interest rate																	12.00%
Ronald J Lo Ricco [Member]
Short-term Debt [Line Items]
Demand notes									$ 50,000
Debt term									6 months
Interest rate									10.00%
Discount rate																20.00%
Ronald J Lo Ricco [Member] | Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Interest rate																	12.00%
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Notes payable - related party														0	0
Interest expense														$ 2,455	$ 2,926